Available-for-Sale Investments	12 Months Ended
Dec. 31, 2019
Debt Securities, Available-for-sale [Abstract]
AVAILABLE-FOR-SALE INVESTMENTS
7.	AVAILABLE-FOR-SALE INVESTMENTS

The carrying amount, gross unrealized holding gains, gross unrealized holding losses, and fair value of AFS by major security type and class of security at December 31, 2019 and 2018 was as follows:

	Aggregate cost basis	Total OTTI recognized in OCI	Gross unrealized holding gains	Gross unrealized holding (losses)	Aggregate fair value
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2019:
Asset management products	20,000,000	-	20,456	-	20,020,456
Wealth management products	634,100,000	-	207,598	-	634,307,598
Total	654,100,000	-	228,054	-	654,328,054
As of December 31, 2018:
Wealth management products	680,000,000	-	2,252,159	-	682,252,159

The investments in asset management products include Pingan Huitong Anying Huifu Wutong NO.1 Asset Management Product ("the product"). The product principally invests in bonds listed and traded between banks and exchanges, monetary market instruments, treasury bonds, convertible or exchangeable bonds and other fixed income financial instruments.

Wealth management products are investment products issued by commercial banks and other financial institutions in China. The wealth management products invest in a pool of liquid financial assets in the interbank market or exchange, including debt securities, asset backed securities, interbank lending, reverse repurchase agreements and bank deposits. The products can be redeemed on weekdays on demand.

The Group has assessed each position for credit impairment.

Factors considered in determining whether a loss is temporary include:

●	The length of time and the extent to which fair value has been below cost;

●	The severity of the impairment;

●	The cause of the impairment and the financial condition and near-term prospects of the issuer;

●	Activity in the market of the issuer which may indicate adverse credit conditions;

●	The Group's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

The Group's review for impairment generally entails:

●	Identification and evaluation of investments that have indications of possible impairment;

●	Analysis of individual investments that have fair values less than amortized cost, including consideration of the length of time the investment has been in an unrealized loss position and the expected recovery period;

●	Discussion of evidential matter, including an evaluation of factors or triggers that could cause individual investments to qualify as having other-than-temporary impairment and those that would not support other-than-temporary impairment; and

●	Documentation of the results of these analyses, as required under business policies.